Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Reconciliation of Income Tax (Expenses) Benefits

The income tax expense of the Group during the years ended December 31, 2023, 2024 and 2025 is analyzed as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Current income tax	2,980	(16,307)	—
Deferred income tax	806	(1,650)	—
Income tax expense/(credit)	3,786	(17,957)	—
Attributable to:
Continuing operations	3,308	(19,150)	—
Discontinued operations	478	1,193	—
	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Loss before income tax from continuing operations	(1,290,722)	(927,188)	(425,110)
Loss before income tax from discontinued operations	(12,642)	(5,211)	(24,857)
Loss before income tax including discontinued operations	(1,303,364)	(932,399)	(449,967)

Tax calculated at statutory income tax rate of 25% in Mainland China	(325,841)	(233,100)	(112,492)
Tax effects of:
Differing tax rates in different jurisdictions	65,790	77,346	56,082
Expenses not deductible for income tax purposes	122,634	89,191	7,308
Deductible temporary differences not recognized	23,771	24,449	27,499
Tax losses not recognized	140,493	24,792	24,323
Utilization of deductible temporary differences previously not recognized	(17,657)	—	—
Utilization of tax losses previously not recognized	(1,660)	(635)	(2,720)
Tax exemptions	(456)	—	—
Others	(3,288)	—	—
Income tax expense/(benefit)	3,786	(17,957)	—